S000057733 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	74 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar Multisector Bond Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.74%	1.52%	3.31%
Performance Inception Date	[1]			Nov. 02, 2018
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.25%	(0.33%)	1.54%
Performance Inception Date	[2]			Nov. 02, 2018
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		4.60%	0.81%	2.28%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.10%	(0.78%)	0.54%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.70%	(0.05%)	1.01%
Performance Inception Date				Nov. 02, 2018

[1]
The Morningstar Multisector Bond Blended Index is composed of 40% Bloomberg U.S. Corporate High Yield Bond Index, 20% Bloomberg Emerging Markets (“EM”) Local Currency Government ex Korea 10% Country Capped Index, 20% Bloomberg EM U.S. Dollar (“USD”) Aggregate: Sovereign Index and 20% Bloomberg U.S. Corporate Bond Index. The Bloomberg U.S. Corporate High Yield Bond Index measures the USD‑denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Bloomberg’s EM country definition, are excluded. The Bloomberg EM Local Currency Government ex Korea 10% Country Capped Index is a country-constrained version of the flagship Emerging Markets Local Currency Government Index, which measures the performance of local currency EM debt. Classification as an EM is rules-based and reviewed annually using World Bank income group, International Monetary Fund (“IMF”) country classification and additional considerations such as market size and investability. Only Fixed-rated Treasury issues are included. The Bloomberg EM USD Aggregate: Sovereign Index tracks fixed and floating-rated US dollar denominated debt issued by EM governments. Country eligibility and classification as EM is rules-based and reviewed annually using World Bank income group and IMF country classifications. The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rated, taxable corporate bond market. It includes USD denominated securities publicly issued by U.S. and non‑U.S. industrial, utility, and financial issuers.

[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based securities market index that measures the investment grade, U.S.-dollar denominated, fixed-rate, taxable bond market.